ACQUISITIONS AND DIVESTITURES ACQUISITION AND DIVESTITURES (TABLE 1) (Details)	6 Months Ended
Jun. 30, 2019 Rate
Loulo [Member]
Disclosure of detailed information about business combination [line items]
Principal place of business of subsidiary	Mali
Entity type	Subsidiary
Proportion of ownership interest in subsidiary	80.00%
Method used to account for investments in subsidiaries	Consolidation
Gounkoto [Member]
Disclosure of detailed information about business combination [line items]
Principal place of business of subsidiary	Mali
Entity type	Subsidiary
Proportion of ownership interest in subsidiary	80.00%
Method used to account for investments in subsidiaries	Consolidation
Tongon [Member]
Disclosure of detailed information about business combination [line items]
Principal place of business of subsidiary	Côte d’Ivoire
Entity type	Subsidiary
Proportion of ownership interest in subsidiary	89.70%
Method used to account for investments in subsidiaries	Consolidation
Kibali [Member]
Disclosure of detailed information about business combination [line items]
Principal place of business of subsidiary	Democratic Republic of Congo
Entity type	JV
Proportion of ownership interest in associate	45.00%
Method used to account for investments in associates	Equity Method
Morila [Member]
Disclosure of detailed information about business combination [line items]
Principal place of business of subsidiary	Mali
Entity type	JV
Proportion of ownership interest in associate	40.00%
Method used to account for investments in associates	Equity Method